Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary Share	Class B Ordinary Share	Additional paid-in capital	Statutory Reserve	(Accumulated Deficit) Retained earning	Accumulated other comprehensive (loss) income	Non-controlling interest	Total
Balance at Dec. 31, 2016	$ 1,340	$ 550	$ 5,537,451		$ (4,912,373)	$ (20,433)	$ 24,350	$ 630,885
Balance, Shares at Dec. 31, 2016	13,402,285	5,497,715
Capital contributions from shareholders	$ 135		2,731,946					2,732,081
Capital contributions from shareholders, Shares	1,350,135
Share-based compensation expenses			110,940					110,940
Net income (loss)					1,529,280		(34,352)	1,529,280
Foreign currency translation adjustments						228,786		228,786
Balance at Dec. 31, 2017	$ 1,475	$ 550	8,380,337		(3,383,093)	208,353	(10,002)	5,197,620
Balance, Shares at Dec. 31, 2017	14,752,420	5,497,715
Capital contributions from shareholders	$ 135		3,580,125					3,580,260
Capital contributions from shareholders, Shares	1,350,000
Share-based compensation expenses					3,019,323		(17,834)
Reversal of share-based compensation expenses			(14,483)					(14,483)
Net income (loss)					3,019,323		(17,834)	3,019,323
Appropriation of statutory reserve				20,539	(20,539)
Foreign currency translation adjustments						(379,520)		(379,520)
Balance at Dec. 31, 2018	$ 1,610	$ 550	11,945,979	20,539	(384,309)	(171,167)	(27,836)	11,385,366
Balance, Shares at Dec. 31, 2018	16,102,420	5,497,715
Capital contributions from shareholders								3,580,260
Share-based compensation expenses			159,984					159,984
Buy out of a non-controlling interests			(61,108)				27,390	(33,718)
Reversal of share-based compensation expenses								(14,483)
Net income (loss)					4,046,670		(46,171)	4,046,670
Appropriation of statutory reserve				395,274	(395,274)
Foreign currency translation adjustments						(173,604)		(173,604)
Balance at Dec. 31, 2019	$ 1,610	$ 550	$ 12,044,855	$ 415,813	$ 3,267,087	$ (344,771)	$ (46,617)	$ 15,338,527
Balance, Shares at Dec. 31, 2019	16,102,420	5,497,715